Debt - Private Placement and German Private Placement (Schuldschein) (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2012 USD ($) series	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Number of series of notes issued | series	3
Repayment of long-term debt		$ 296,400,000	$ 506,400,000	$ 0
Level 2
Debt Instrument [Line Items]
Fair value of long-term debt		$ 699,704,000	663,528,000
Senior Unsecured Notes | Series A, Series B and Series C Private Placement Notes
Debt Instrument [Line Items]
Face amount of debt instrument	$ 400,000,000.0
Weighted average interest rate of long-term debt	3.66%
Debt issuance cost	$ 2,100,000
Senior Unsecured Notes | Series A Private Placement Notes
Debt Instrument [Line Items]
Face amount of debt instrument	$ 73,000,000.0
Term of debt instrument	7 years
Stated interest rate	3.19%
Repayment of long-term debt			73,000,000.0
Senior Unsecured Notes | Series B Private Placement Notes
Debt Instrument [Line Items]
Stated interest rate		3.75%
Senior Unsecured Notes | Series C Private Placement Notes
Debt Instrument [Line Items]
Stated interest rate		3.90%
Senior Notes | Designated as Hedging Instrument
Debt Instrument [Line Items]
Face amount of debt instrument			127,000,000.0				$ 200,000,000.0
Senior Notes | Series A, Series B and Series C Private Placement Notes | Level 2
Debt Instrument [Line Items]
Fair value of long-term debt		$ 337,700,000	329,200,000
Senior Notes | Series A Private Placement Notes
Debt Instrument [Line Items]
Repayment of long-term debt			73,000,000.0
Senior Notes | Series B Private Placement Notes
Debt Instrument [Line Items]
Face amount of debt instrument	$ 300,000,000.0
Term of debt instrument	10 years
Stated interest rate	3.75%
Senior Notes | Series C Private Placement Notes
Debt Instrument [Line Items]
Face amount of debt instrument	$ 27,000,000.0
Term of debt instrument	12 years
Stated interest rate	3.90%
Private Placement Bond | German Private Placement (Schuldschein)
Debt Instrument [Line Items]
Face amount of debt instrument					$ 331,100,000
Debt issuance cost					$ 1,200,000
Private Placement Bond | German Private Placement (Schuldschein) | Designated as Hedging Instrument
Debt Instrument [Line Items]
Face amount of debt instrument | €						€ 255,000,000.0
Unrealized gain (loss) recorded in equity		(26,900,000)	(400,000)
Private Placement Bond | German Private Placement (Schuldschein) | Level 2
Debt Instrument [Line Items]
Fair value of long-term debt		$ 361,957,000	$ 334,371,000